Turnover and Segment Information - Segment Profit and Operating Profit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Segment profit
Operating profit	£ 6,433	£ 4,357		£ 5,979
Finance income	76	14		32
Finance costs	(879)	(769)	[1]	(874)
Loss on disposal of interest in associates	0	(36)		0
Share of after-tax profits/(losses) of associates and joint ventures	(2)	33		33
Profit before taxation	5,628	3,599		5,170
Taxation	(707)	(83)		(67)
Profit after taxation for the year from continuing operations	4,921	3,516		5,103
Depreciation and amortisation by segment
Total depreciation and amortisation	2,147	2,122		2,050
PP&E, intangible asset and goodwill impairment by segment
Total impairment	501	540		712
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	(26)	(12)		(54)
Net operating assets	17,851	39,613
Net debt	(17,197)	(19,838)
Investments in associates and joint ventures	74	88
Current equity investments	4,087	0
Derivative financial instruments	7	(22)
Current and deferred taxation	5,176	1,479
Assets held for sale (excluding cash and cash equivalents)	98	22
Net assets	10,096	21,342
Discontinued operations [member]
Segment profit
Profit before taxation	851	1,843		1,798
Taxation	235	263		513
PP&E and intangible asset impairment reversals by segment
Net operating assets	0	25,208
Operating Segments [member]
Segment profit
Operating profit	8,530	6,900		6,955
Depreciation and amortisation by segment
Total depreciation and amortisation	1,296	1,293		1,259
PP&E, intangible asset and goodwill impairment by segment
Total impairment	61	85		124
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	(25)	(10)		(18)
Net operating assets	17,587	12,901
Corporate and Other Unallocated [member]
Segment profit
Operating profit	(379)	(407)		(299)
Depreciation and amortisation by segment
Total depreciation and amortisation	112	68		67
PP&E, intangible asset and goodwill impairment by segment
Total impairment	20	63		5
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	0	0		(1)
Net operating assets	264	1,504
Other Reconciling Items between Segment Profit and Operating Profit [member]
Segment profit
Operating profit	(1,718)	(2,136)		(677)
Depreciation and amortisation by segment
Total depreciation and amortisation	739	761		724
PP&E, intangible asset and goodwill impairment by segment
Total impairment	420	392		583
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	(1)	(2)		(35)
Consumer Healthcare [member] | Operating Segments [member]
Segment profit
Operating profit	0	0		55
Commercial Operations [Member] | Operating Segments [member]
Segment profit
Operating profit	13,590	11,467		11,297
Depreciation and amortisation by segment
Total depreciation and amortisation	829	915		904
PP&E, intangible asset and goodwill impairment by segment
Total impairment	29	30		87
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	(6)	(8)		(14)
Net operating assets	10,288	9,440
Research and Development [Member] | Operating Segments [member]
Segment profit
Operating profit	(5,060)	(4,567)		(4,397)
Depreciation and amortisation by segment
Total depreciation and amortisation	467	378		355
PP&E, intangible asset and goodwill impairment by segment
Total impairment	32	55		37
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	(19)	(2)		£ (4)
Net operating assets	£ 7,299	£ 3,461

[1]	The 2021 and 2020 comparatives have been restated on a consistent basis from those previously published to reflect the demerger of the Consumer Healthcare business (see Note 41).